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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
5/10/13

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                43

Form 13F Information Table Value Total:        $  164,546 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None
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

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
APPLE INC                 COM            037833100   5872.33      13,266  SH       SOLE                    12,797  0          469
ABBOTT LABS               COM            002824100    430.06       7,923  SH       SOLE                     7,923  0            0
AUTOMATIC DATA
 PROCESSING IN            COM            053015103    244.24       5,236  SH       SOLE                     5,236  0            0
AFLAC INC                 COM            001055102    342.10       6,918  SH       SOLE                     6,918  0            0
ACCENTURE PLC IRELAND     SHS CLASS A    G1151C101   5836.98      79,184  SH       SOLE                    76,505  0         2679
APACHE CORP               COM            037411105   3613.32      46,829  SH       SOLE                    45,416  0         1413
AIR PRODS & CHEMS INC     COM            009158106    231.66       3,378  SH       SOLE                     3,378  0            0
BECTON DICKINSON          COM            075887109   5285.07      56,363  SH       SOLE                    54,545  0         1818
BLACKROCK INC             COM            09247X101   6130.95      23,867  SH       SOLE                    23,012  0          855
CATERPILLAR INC DEL       COM            149123101    273.90       4,801  SH       SOLE                     4,801  0            0
CONOCOPHILLIPS            COM            20825C104    344.93       7,186  SH       SOLE                     7,186  0            0
COVIDIEN PLC              SHS            G2554F113   5891.63      86,846  SH       SOLE                    83,722  0         3124
CISCO SYS INC             COM            17275R102   3562.40     170,490  SH       SOLE                   164,491  0         5999
CVS CAREMARK CORPORATION  COM            126650100   7191.54     130,779  SH       SOLE                   126,131  0         4648
CHEVRON CORPORATION       COM            166764100   5393.75      46,608  SH       SOLE                    45,119  0         1489
DU PONT E I NEMOURS CO    COM            263534109   5996.54     124,476  SH       SOLE                   120,853  0         3623
DISNEY WALT CO            COM DISNEY     254687106   7312.28     134,365  SH       SOLE                   129,929  0         4436
EATON CORP PLC            SHS            G29183103   7066.96     115,379  SH       SOLE                   110,838  0         4541
GLAXOSMITHKLINE PLC       SPONSORED ADR  37733W105      8.73         186  SH       SOLE                       186  0            0
HEWLETT PACKARD CO        COM            428236103    385.65       7,593  SH       SOLE                     7,593  0            0
INTERNATIONAL BUSINESS
 MACHINE                  COM            459200101   7302.13      34,835  SH       SOLE                    33,705  0         1130
INTEL CORP                COM            458140100    318.51      15,300  SH       SOLE                    15,300  0            0
JOHNSON & JOHNSON         COM            478160104   7631.02      94,785  SH       SOLE                    91,530  0         3255
J.P. MORGAN CHASE & CO    COM            46625H100   5587.75     117,736  SH       SOLE                   113,673  0         4063
COCA COLA CO              COM            191216100   3900.64      95,436  SH       SOLE                    92,501  0         2935
MCDONALDS CORP            COM            580135101   7552.43      77,450  SH       SOLE                    74,872  0         2578
MERCK & CO INC NEW        COM            58933Y105      9.81         222  SH       SOLE                       222  0            0
MICROSOFT CORP            COM            594918104   5079.25     177,525  SH       SOLE                   172,332  0         5193
NOVARTIS AG               SPONSORED ADR  66987V109   5878.36      83,394  SH       SOLE                    80,545  0         2849
NYSE EURONEXT             COM            629491101    359.59      13,631  SH       SOLE                    13,631  0            0
PEPSICO INC               COM            713448108   6083.15      78,025  SH       SOLE                    75,688  0         2337
PROCTER & GAMBLE          COM            742718109   4862.73      63,974  SH       SOLE                    61,954  0         2020
QUALCOMM INC              COM            747525103   6970.39     104,129  SH       SOLE                   100,508  0         3621
SCHLUMBERGER LTD          COM            806857108   2912.10      38,885  SH       SOLE                    37,475  0         1410
TIFFANY & CO NEW          COM            886547108    778.85      11,200  SH       SOLE                    11,200  0            0
UNITEDHEALTH GROUP INC    COM            91324P102   3320.98      58,049  SH       SOLE                    56,132  0         1917
UNION PAC CORP            COM            907818108   4293.91      32,387  SH       SOLE                    31,336  0         1051
UNITED PARCEL SERVICE
 INC                      CL B           911312106      8.59         100  SH       SOLE                       100  0            0
UNITED TECHNOLOGIES CORP  COM            913017109   6507.59      71,642  SH       SOLE                    69,595  0         2047
WELLS FARGO CO            COM            949746101   7637.11     208,865  SH       SOLE                   201,819  0         7046
WASTE MGMT INC DEL        COM            94106L109     10.04         256  SH       SOLE                       256  0            0
WAL-MART STORES INC       COM            931142103    289.00       5,345  SH       SOLE                     5,345  0            0
EXXON MOBIL CORP          COM            30231G102   5838.03      66,430  SH       SOLE                    64,335  0         2095
                                                   164546.96   2,521,274
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